Income Tax Expense - Summary of Deferred Tax (Income)/Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
(a) Current tax
Total current tax expense	$ 765	$ 563		$ 543
(b) Deferred tax
Total deferred tax expense/(income)	20	98		(98)
Income tax reported in the Consolidated Income Statement	785	661	[1]	445	[1]
Derivative financial instruments
(b) Deferred tax
Total deferred tax expense/(income)	(4)	2		0
Retirement benefit obligations
(b) Deferred tax
Total deferred tax expense/(income)	(4)	2		(9)
Share-based payment expense
(b) Deferred tax
Total deferred tax expense/(income)	1	(6)		(2)
Other items
(b) Deferred tax
Total deferred tax expense/(income)	27	100		(87)
Republic of Ireland
(a) Current tax
Total current tax expense	34	15		23
Overseas
(a) Current tax
Total current tax expense	$ 731	$ 548		$ 520

[1]	Restated to show the results of our former Building Envelope business in discontinued operations. See note 3 for further details.